Non-controlling interests - Disclosure of profit for the year of subsidiares (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of subsidiaries [line items]
Revenue	€ 44,696	€ 420,400	€ 412,956
Global Blue TFS Japan Co Ltd
Disclosure of subsidiaries [line items]
Revenue	3,084	20,375	18,773
Profit for the year from continuing operations	(1,140)	8,120	7,352
Global Blue Lebanon SAL
Disclosure of subsidiaries [line items]
Revenue	71	2,310	2,729
Profit for the year from continuing operations	(43)	188	545
Global Blue Turistik Hizmetler A.Ş.
Disclosure of subsidiaries [line items]
Revenue	1,326	5,525	5,808
Profit for the year from continuing operations	267	2,371	2,658
Global Blue Management & Co S.C.A.
Disclosure of subsidiaries [line items]
Revenue	0	0	0
Profit for the year from continuing operations	(2,398)	(5,297)	(5,270)
Global Blue Russia AO
Disclosure of subsidiaries [line items]
Revenue	756	3,581	1,803
Profit for the year from continuing operations	€ (488)	€ 1,857	€ 652